Additional cash flow information	12 Months Ended
Dec. 31, 2017
Statement of cash flows [abstract]
Additional cash flow information

Note 27 Additional cash flow information
The following table provides a reconciliation of changes in liabilities arising from financing activities.

	NOTE	DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT	DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT (1)	DIVIDENDS PAYABLE	OTHER LIABILITIES	TOTAL
January 1, 2017		21,459	(31)	617	—	22,045
Cash flows from (used in) financing activities
Increase in notes payable		452	(119)	—	—	333
Issue of long-term debt		3,011	—	—	—	3,011
Repayments of long-term debt		(2,653)	—	—	—	(2,653)
Cash dividends paid on common and preferred shares		—	—	(2,639)	—	(2,639)
Cash dividends paid by subsidiaries to non-controlling interests	30	—	—	(34)	—	(34)
Other financing activities		(44)	6	—	(22)	(60)
Total cash flows from (used in) financing activities excluding equity		766	(113)	(2,673)	(22)	(2,042)

Non-cash changes arising from
Finance lease additions		339	—	—	—	339
Dividends declared on common and preferred shares		—	—	2,692	—	2,692
Dividends declared by subsidiaries to non-controlling interests		—	—	45	—	45
Effect of changes in foreign exchange rates		(198)	198	—	—	—
Business acquisitions	3	972	—	—	—	972
Other		55	—	(3)	22	74
Total non-cash changes		1,168	198	2,734	22	4,122
December 31, 2017		23,393	54	678	—	24,125
(1) Included in Other current assets, Trade payables and other liabilities, Other non-current assets and Other non-current liabilities in the statements of financial position.